Redeemable Convertible Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2021
Redeemable Convertible Preferred Stock
Temporary Equity

2020
Redeemable convertible preferred shares authorized
Series A preferred	12,246,716
Series B preferred	13,775,479
Series C preferred	10,894,352
Series D preferred	22,361,146
Series D‑1 preferred	16,407,933
Total preferred shares authorized	75,685,626

2020
Redeemable convertible preferred shares issued and outstanding
Series A preferred	12,056,356
Series B preferred	13,775,479
Series C preferred	10,894,352
Series D preferred	22,361,146
Series D‑1 preferred	16,407,933
Total preferred shares issued and outstanding	75,495,266